Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001783328
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	TSCAN THERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40603
Entity Tax Identification Number	82-5282075
Entity Address, Address Line One	830 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	857
Local Phone Number	399-9500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Voting Common Stock, par value $0.0001 per share
Trading Symbol	TCRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false